Private Placement - Additional Information (Details)			12 Months Ended
	Mar. 10, 2020 USD ($) Entity $ / shares shares	Mar. 10, 2020 USD ($) Entity $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Sep. 30, 2020 $ / shares
Private Placement [Line Items]
Proceeds from issuance of warrants | $			$ 1,285,000
Exercise price per share | $ / shares			$ 0.01	$ 0.01
Private Placement
Private Placement [Line Items]
Sale of warrants	2,570,000	2,570,000
Private Placement | Private Warrants
Private Placement [Line Items]
Number of affiliated entities | Entity	2	2
Sale of warrants	2,570,000	2,570,000
Proceeds from issuance of warrants | $	$ 1,285,000	$ 1,285,000
Number of common stock into which each warrant converted	1	1
Exercise price per share | $ / shares	$ 11.50	$ 11.50